[PACIFIC FUNDS LOGO]

ROBIN S. YONIS

Vice President

General Counsel

Office: (949) 219-6767

Fax: (949) 219-3706

Email:  Robin.Yonis@PacificLife.com

July 2, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Pacific Funds
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Funds, that the Pacific Funds prospectus and statement of additional information dated July 1, 2003 do not differ from those contained in the Fund’s Post Effective Amendment No. 10 on Form N-1A which was filed electronically with the Commission on June 26, 2003 (Accession #0001017062-03-001470).

Very truly yours,

/s/    Robin S. Yonis

Robin S. Yonis

PACIFIC FUNDS

700 Newport Center Drive, Newport Beach, California 92660-6397 Tel (800) 722-2333

Securities Offered Through Pacific Select Distributors, Inc., Member, NASD & SIPC